Interest Expense on DFA	12 Months Ended
Jun. 30, 2025
Material income and expense [abstract]
Interest Expense on DFA

Note 12. Interest expense on DFA

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Interest expense on DFA	46,457	30,263	13,462
Total interest expense on DFA	46,457	30,263	13,462

The interest expense on DFA is non-cash interest at the imputed rate of 23%.